COMMITMENTS, CONTINGENCIES AND GUARANTEES - Schedule of Letters of Credit Issued (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of contingent liabilities [line items]
Estimated contingent liabilities for letters of credit	$ 4,797	$ 4,399
Brookfield Renewable along with institutional partners
Disclosure of contingent liabilities [line items]
Estimated contingent liabilities for letters of credit	89	93
Brookfield Renewable's subsidiaries
Disclosure of contingent liabilities [line items]
Estimated contingent liabilities for letters of credit	$ 4,708	$ 4,306